Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 6,326,723	$ 2,674,134
Less: allowance for doubtful accounts	(276,228)	(36,898)	$ (39,473)
Accounts receivable, net	$ 6,050,495	$ 2,637,236